Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

(8) Property, plant and equipment, net

As of June 30, 2023, and 2022, property, plant and equipment, net consisted of the following:

	As of June 30,
	2023	2022
	$	$
Buildings	7,159,632	7,150,233
Leasehold improvements	3,277,579	3,322,323
Plant and machinery	15,780,713	17,165,746
Motor vehicles	528,093	579,016
Office equipment	1,800,073	1,869,634
Totals	28,546,090	30,086,952
Less: accumulated depreciation	(19,518,475)	(19,273,752)
Property, plant and equipment, net	9,027,615	10,813,200

Depreciation expense was US$1,556,069, US$1,792,022 and US$1,901,586 for the years ended June 30, 2023, 2022 and 2021, respectively. No impairment loss was recorded for the years ended June 30, 2023, 2022 and 2021.